LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights
Land use rights consist of the following:

	December 31,
	2018	2017

Cost of land use rights	$4,479,896	$4,715,951
Less: Accumulated amortization	(1,057,531)	(1,018,939)
Land use rights, net	$3,422,365	$3,697,012

Schedule of Future Amortization Expense	Amortization expense for the next five years and thereafter is as follows:
2019	$89,598
2020	89,598
2021	89,598
2022	89,598
2023	89,598
Thereafter	2,974,375
Total	$3,422,365